REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	¥ 9,558,619	$ 1,366,864	¥ 7,785,180	¥ 7,047,461
Public Cloud Service | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	6,633,492	948,577	5,007,251	4,381,741
Enterprise cloud services
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	2,925,127	418,287	2,777,777	2,663,993
Enterprise cloud services | Transferred at Point in Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	299,924	42,889	537,323	580,741
Enterprise cloud services | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	2,625,203	375,398	2,240,454	2,083,252
Product and Service Other | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	¥ 0	$ 0	¥ 152	¥ 1,727